Expected credit loss measurement (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Disclosure Of Credit Loss Expense Recovery Explanatory
Credit loss (expense) / release
USD million
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the year ended 31.12.21
Stages 1 and 2 28 62 0 34 0 123
Stage 3 1 24 (1) 0 0 25
Total credit loss (expense) / release 29 86 (1) 34 0 148
For the year ended 31.12.20
Stages 1 and 2 (48) (129) 0 (88) 0 (266)
Stage 3 (40) (128) (2) (217) (42) (429)
Total credit loss (expense) / release (88) (257) (2) (305) (42) (694)
For the year ended 31.12.19
Stages 1 and 2 3 23 0 (4) 0 22
Stage 3 (23) (44) 0 (26) (7) (100)
Total credit loss (expense) / release (20) (21) 0 (30) (7) (78)

Disclosure Of Key Macro Economic Variables Explanatory
Scenario assumptions
One year

Three years cumulative

31.12.21 Upside Baseline
Mild
downside
Severe
downside Upside Baseline
Mild
downside
Severe
downside
Real GDP growth (% change)
United States 9.1 4.4 (0.1) (5.9) 17.8 10.1 1.8 (3.8)
Eurozone 9.4 3.9 (0.1) (8.7) 17.3 7.5 0.9 (10.3)
Switzerland 5.5 2.4 (0.9) (6.6) 13.1 5.8 (0.1) (5.7)
Consumer price index (% change)
United States 3.1 2.2 5.7 (1.2) 9.5 6.3 13.0 0.4
Eurozone 2.3 1.4 4.2 (1.3) 8.0 4.8 10.4 (1.7)
Switzerland 1.8 0.3 3.5 (1.8) 6.1 1.7 9.0 (1.6)
Unemployment rate (end-of-period level, %)
United States 3.0 3.9 6.1 10.9 3.0 3.5 7.2 10.8
Eurozone 6.2 7.4 8.7 12.9 6.0 7.2 9.1 15.1
Switzerland 2.3 2.5 3.4 5.2 1.6 2.3 4.2 5.9
Fixed income: 10-year government bonds (change in yields, basis points)
USD 50.0 16.5 259.2 (50.0) 170.0 41.2 329.2 (15.0)
EUR 40.0 11.1 283.8 (35.0) 140.0 34.9 349.3 (25.0)
CHF 50.0 12.1 245.5 (70.0) 150.0 34.4 307.3 (35.0)
Equity indices (% change)
S&P 500 12.0 14.1 (27.0) (50.2) 35.5 24.7 (21.8) (40.1)
EuroStoxx 50 16.0 12.3 (23.4) (57.6) 41.6 20.7 (19.9) (50.4)
SPI 14.0 12.1 (22.9) (53.6) 37.9 19.1 (19.6) (44.2)
Swiss real estate (% change)
Single-Family Homes

5.1 4.4 (4.3) (17.0) 15.5 7.4 (8.8) (30.0)
Other real estate (% change)
United States (S&P / Case-Shiller) 10.0 3.5 (2.3) (9.5) 21.7 7.1 (8.7) (26.3)
Eurozone (House Price Index) 8.4 5.1 (4.0) (5.4) 17.8 9.6 (7.6) (10.8)

Scenario assumptions
One year

Three years cumulative

31.12.20 Baseline Severe downside Baseline Severe downside
Real GDP growth (% change)
United States 2.7 (5.9) 9.1 (3.8)
Eurozone 2.5 (8.7) 9.9 (10.3)
Switzerland 3.3 (6.6) 9.0 (5.7)
Consumer price index (% change)
United States 1.7 (1.2) 5.5 0.4
Eurozone 1.4 (1.3) 3.9 (1.7)
Switzerland 0.3 (1.8) 0.9 (1.6)
Unemployment rate (end-of-period level, %)
United States 5.5 12.1 4.5 9.9
Eurozone 9.5 14.1 8.0 16.4
Switzerland 3.8 6.1 3.2 6.8
Fixed income: 10-year government bonds (change in yields, basis points)
USD 22.0 (50.0) 46.0 (15.0)
EUR 4.0 (35.0) 21.0 (25.0)
CHF 13.0 (70.0) 31.0 (35.0)
Equity indices (% change)
S&P 500 (2.9) (50.2) (1.7) (40.1)
EuroStoxx 50 3.8 (57.6) 13.5 (50.4)
SPI (0.8) (53.6) 5.8 (44.2)
Swiss real estate (% change)
Single-Family Homes

3.4 (17.0) 7.1 (30.0)
Other real estate (% change)
United States (S&P / Case-Shiller) 2.5 (15.3) 9.2 (28.7)
Eurozone (House Price Index) 1.1 (22.9) 7.2 (35.4)

Disclosure Of Credit Risk Exposure Movement Explanatory
Development of ECL allowances and

provisions
USD million Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2020 (1,468) (306) (333) (829)
Net movement from new and derecognized transactions
1
(59) (72) 13 0
of which: Private clients with mortgages (7) (10) 3 0
of which: Real estate financing (7) (11) 4 0
of which: Large corporate clients (13) (21) 7 0
of which: SME clients (8) (8) 0 0
of which: Other (24) (23) (2) 0

of which: Financial intermediaries and hedge funds
(21) (18) (4) 0

of which: Loans to financial advisors
0 (1) 1 0
Remeasurements with stage transfers
2
(40) 8 0 (49)
of which: Private clients with mortgages (9) 4 (13) 0
of which: Real estate financing (3) 1 (4) 0
of which: Large corporate clients 2 (2) 12 (8)
of which: SME clients (27) 5 4 (36)
of which: Other (3) 0 2 (4)

of which: Financial intermediaries and hedge funds
2 (1) 3 0

of which: Loans to financial advisors
0 1 (1) 0
Remeasurements without stage transfers
3
203 55 74 74
of which: Private clients with mortgages 33 8 26 (1)
of which: Real estate financing 30 13 13 3
of which: Large corporate clients 44 5 21 17
of which: SME clients 53 (1) 1 53
of which: Other 44 29 14 2

of which: Financial intermediaries and hedge funds
27 15 12 0

of which: Loans to financial advisors
6 8 1 (3)
Model changes
4
45 29 16 0
Movements with profit or loss impact
5
148 19 104 25
Movements without profit or loss impact (write-off, FX and other)
6
154 5 9 141
Balance as of 31 December 2021 (1,165) (282) (220) (662)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward

-looking macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes.

6 Represents the

decrease in

allowances and

provisions resulting

from write-offs

of the ECL

allowance against

the gross carrying

amount when all

or part of

a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Development of ECL allowances and

provisions
USD million Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2019 (1,029) (181) (160) (688)
Net movement from new and derecognized transactions
1
(28) (90) 17 46
of which: Private clients with mortgages (2) (3) 2 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients (32) (29) (4) 0
of which: SME clients (16) (14) (3) 0
of which: Other 26 (39) 20 46

of which: Securities financing transactions REIT
32 (1) 15 17

of which: Loans to financial advisors
9 (1) 9 0

of which: Lombard loans
23 (6) 0 29

of which Financial intermediaries

(20) (15) (5) 0
Remeasurements with stage transfers
2
(427) 45 (134) (338)
of which: Private clients with mortgages (19) (2) (17) 0
of which: Real estate financing (6) 3 (9) 0
of which: Large corporate clients (224) 34 (83) (175)
of which: SME clients (43) (1) (11) (31)
of which: Other (134) 11 (14) (131)

of which: Securities financing transactions REIT
(36) 0 (18) (19)

of which: Loans to financial advisors
(12) 7 (7) (11)

of which: Lombard loans
(36) 0 0 (36)

of which Commodity trade finance
(59) 0 0 (59)
Remeasurements without stage transfers
3
(271) (88) (47) (136)
of which: Private clients with mortgages (34) (19) (8) (7)
of which: Real estate financing (14) (4) (11) 1
of which: Large corporate clients (149) (53) (17) (79)
of which: SME clients (13) 0 (7) (6)
of which: Other (60) (11) (4) (44)

of which: Loans to financial advisors
(18) (12) (3) (3)

of which: Lombard loans
(3) 6 0 (9)

of which: Credit cards
(12) 0 0 (12)
Model changes
4
32 21 11 0
Movements with profit or loss impact
5
(694) (112) (154) (429)
Movements without profit or loss impact (write-off, FX and other)
6
254 (14) (19) 287
Balance as of 31 December 2020 (1,468) (306) (333) (829)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward

-looking macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes.

6 Represents the

decrease in

allowances and

provisions resulting

from write-offs

of the ECL

allowance against

the gross carrying

amount when all

or part of

a financial

asset is

deemed
uncollectible or forgiven and movements in foreign exchange rates.

Disclosure Of Credit Risk Exposure Categories Explanatory
ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2021 – classification by trigger
USD million Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
On-and off-balance sheet

(220) (158) (22) (39)
of which: Private clients with mortgages (71) (54) 0 (17)
of which: Real estate financing (43) (38) 0 (4)
of which: Large corporate clients (55) (40) (15) 0
of which: SME clients (30) (19) (7) (4)
of which: Financial intermediaries and hedge funds (6) (6) 0 0 of which: Loans to financial advisors (3) 0 0 (3)
of which: Credit cards (11) 0 0 (11)
of which: Other (1) (1) 0 0

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit risk

31.12.21
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by securities
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 192.8

192.8
Loans and advances to banks
4
15.5 0.1

0.1 15.3
Receivables from securities financing transactions 75.0 0.0 68.0 6.9

0.0
Cash collateral receivables on derivative instruments
5,6
30.5

18.4

12.1
Loans and advances to customers
7
397.8 37.5 128.7 191.3 20.2

4.0 16.2
Other financial assets measured at amortized cost 26.2 0.2 0.1

0.0
1.3

24.6
Total financial assets measured at amortized cost 737.8 37.7 196.9 191.3 28.4 18.4 0.0 4.0 261.0
Financial assets measured at fair value

through other comprehensive income – debt 8.8

8.8
Total maximum exposure to credit risk

reflected on the balance sheet in scope of ECL 746.6 37.7 196.9 191.3 28.4 18.4 0.0 4.0 269.8
Guarantees
8
20.9 1.3 6.5 0.2 2.5

2.3 8.1
Loan commitments
8
39.4 0.5 4.0 2.4 7.3

0.3 1.7 23.1
Forward starting transactions, reverse repurchase
and securities borrowing agreements 1.4

1.4

0.0
Committed unconditionally revocable credit lines 40.7 0.3 9.0 6.2 3.9

0.5 20.9
Total maximum exposure to credit risk not

reflected on the balance sheet, in scope of ECL 102.5 2.2 20.9 8.7 13.7 0.0 0.3 4.5 52.1
31.12.20
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by securities
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 158.2

158.2
Loans and advances to banks
4
15.4 0.1

15.3
Receivables from securities financing transactions 74.2 0.0 67.1

7.0

0.0
Cash collateral receivables on derivative instruments
5,6
32.7

21.1

11.6
Loans and advances to customers
7
379.5 25.8 118.2 194.6 21.7

4.4 14.8
Other financial assets measured at amortized cost 27.2 0.1 0.2 1.3

25.5
Total financial assets measured at amortized cost 687.3 26.0 185.7 194.6 30.1 21.1 0.0 4.4 225.5
Financial assets measured at fair value

through other comprehensive income – debt 8.3

8.3
Total maximum exposure to credit risk

reflected on the balance sheet in scope of ECL 695.6 26.0 185.7 194.6 30.1 21.1 0.0 4.4 233.7
Guarantees
8
17.0 0.7 5.0 0.2 1.7

2.5 7.0
Loan commitments
8
41.2 0.0 4.2 2.1 6.8

0.4 2.4 25.3
Forward starting transactions, reverse repurchase
and securities borrowing agreements 3.2

3.2

0.0
Committed unconditionally revocable credit lines 40.1 0.1 10.3 6.2 2.7

0.0 20.7
Total maximum exposure to credit risk not

reflected on the balance sheet, in scope of ECL 101.6 0.8 22.7 8.5 11.2 0.0 0.4 4.9 53.0
1 Of which: USD 1,443

million for 31 December 2021 (31 December 2020: USD
1,983

million) relates to total credit-impaired financial assets measured at amortized cost and USD
130

million for 31 December 2021
(31 December 2020: USD 154

million) to total off-balance sheet

financial instruments and credit

lines for credit-impaired positions.

2 Collateral arrangements generally

incorporate a range of

collateral, including
cash, securities, real estate and other collateral. UBS applies a risk-based approach that generally prioritizes collateral according to its liquidity profile.

3 Includes but is not limited to life

insurance contracts, inventory,
mortgage loans, gold and other commodities.

4 Loans and advances to banks include amounts held with third-party banks on behalf of clients.

The credit risk associated with these balances may be borne by those clients.

5 Included within Cash collateral receivables

on derivative instruments are margin balances due

from exchanges or clearing houses.

Some of these margin balances reflect amounts

transferred on behalf of
clients who retain the associated credit risk.

6 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information.

7 In 2021,
the collateral allocation was updated

to reflect additional cash collateral

and custody accounts that are also

available as security for certain

on-balance sheet lending. This resulted

in an increase in loans secured

by
cash, with an offsetting reduction in loans secured by real estate and loans secured by securities.

8 The amount shown in the “Guarantees” column includes sub-participations.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating

category
USD million 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 191,015 1,802 0 0 0 0 192,817 0 192,817 of which: stage 1 191,015 1,802 0 0 0 0 192,817 0 192,817
Loans and advances to banks 407 12,623 1,171 795 490 1 15,488 (8) 15,480 of which: stage 1 407 12,623 1,146 795 488 0 15,460 (7) 15,453 of which: stage 2 0 0 24 0 2 0 27 (1) 26
of which: stage 3 0 0 0 0 0 1 1 0 1
Receivables from securities financing transactions

34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
of which: stage 1 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
Cash collateral receivables on derivative instruments 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514 of which: stage 1 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
Loans and advances to customers 5,295 232,233 67,620 69,892 21,423 2,148 398,611 (850) 397,761
of which: stage 1 5,295 231,153 65,084 62,796 16,362 0 380,690 (126) 380,564
of which: stage 2 0 1,080 2,536 7,096 5,061 0 15,773 (152) 15,620 of which: stage 3 0 0 0 0 0 2,148 2,148 (572) 1,577
Other financial assets measured at amortized cost 12,564 6,702 321 6,072 394 264 26,318 (109) 26,209 of which: stage 1 12,564 6,693 307 5,863 317 0 25,745 (27) 25,718 of which: stage 2 0 10 13 209 77 0 309 (7) 302
of which: stage 3 0 0 0 0 0 264 264 (76) 189
Total financial assets measured at amortized cost 251,133 278,103 85,472 97,846 23,793 2,414 738,762 (969) 737,794
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 3,996 4,771 0 77 0 0 8,844 0 8,844
Total on-balance sheet financial instruments 255,130 282,874 85,472 97,923 23,793 2,414 747,606 (969) 746,638

Financial assets subject to credit risk by rating

category
USD million 31.12.20
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 156,250 1,981 0 0 0 0 158,231 0 158,231 of which: stage 1 156,250 1,981 0 0 0 0 158,231 0 158,231
Loans and advances to banks 543 12,129 1,344 1,182 260 1 15,460 (16) 15,444 of which: stage 1 543 12,074 1,277 1,145 231 0 15,269 (9) 15,260 of which: stage 2 0 55 67 37 29 0 189 (5) 184
of which: stage 3 0 0 0 0 0 1 1 (1) 0
Receivables from securities financing transactions

22,998 16,009 15,367 17,995 1,842 0 74,212 (2) 74,210
of which: stage 1 22,998 16,009 15,367 17,995 1,842 0 74,212 (2) 74,210
Cash collateral receivables on derivative instruments 8,196 13,477 7,733 3,243 88 0 32,737 0 32,737 of which: stage 1 8,196 13,477 7,733 3,243 88 0 32,737 0 32,737
Loans and advances to customers 5,813 214,307 67,270 69,217 21,038 2,943 380,589 (1,060) 379,528
of which: stage 1 5,813 212,970 63,000 59,447 15,860 0 357,090 (142) 356,948
of which: stage 2 0 1,338 4,269 9,770 5,178 0 20,556 (215) 20,341 of which: stage 3 0 0 0 0 0 2,943 2,943 (703) 2,240
Other financial assets measured at amortized cost 15,404 4,018 280 6,585 481 560 27,327 (133) 27,194 of which: stage 1 15,404 4,015 269 6,334 389 0 26,410 (34) 26,377 of which: stage 2 0 3 11 251 91 0 357 (9) 348
of which: stage 3 0 0 0 0 0 560 560 (90) 469
Total financial assets measured at amortized cost 209,204 261,922 91,993 98,223 23,709 3,505 688,556 (1,211) 687,345
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 3,212 5,014 0 32 0 0 8,258 0 8,258
Total on-balance sheet financial instruments 212,417 266,936 91,993 98,255 23,709 3,505 696,815 (1,211) 695,603

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected

credit loss by rating category
USD million 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off -
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

4,457 7,064 4,535 3,757 1,009 150 20,972 (41)
of which: stage 1 4,457 7,037 4,375 3,075 752 0 19,695 (18)
of which: stage 2 0 27 160 682 258 0 1,127 (8)
of which: stage 3 0 0 0 0 0 150 150 (15)
Irrevocable loan commitments 2,797 14,183 7,651 8,298 6,502 46 39,478 (114)
of which: stage 1 2,797 13,917 7,416 7,127 5,840 0 37,097 (72)
of which: stage 2 0 266 235 1,171 663 0 2,335 (42)
of which: stage 3 0 0 0 0 0 46 46 0
Forward starting reverse repurchase and securities borrowing agreements 0 0 55 1,389 0 0 1,444 0
Total off-balance sheet financial instruments 7,254 21,247 12,241 13,444 7,512 196 61,894 (155)
Credit lines
Committed unconditionally revocable credit lines 2,636 15,594 8,627 9,752 4,107 63 40,778 (38)
of which: stage 1 2,636 15,250 8,304 8,346 3,671 0 38,207 (28)
of which: stage 2 0 344 323 1,406 436 0 2,508 (10)
of which: stage 3 0 0 0 0 0 63 63 0
Irrevocable committed prolongation of existing loans 17 2,438 1,422 1,084 602 48 5,611 (3)
of which: stage 1 17 2,438 1,422 1,082 568 0 5,527 (3)
of which: stage 2 0 0 0 1 34 0 36 0
of which: stage 3 0 0 0 0 0 48 48 0
Total credit lines 2,653 18,032 10,049 10,836 4,709 111 46,390 (41)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD million 31.12.20
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off -
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

3,482 4,623 3,522 4,293 991 170 17,081 (63)
of which: stage 1 3,482 4,219 2,688 3,558 739 0 14,687 (14)
of which: stage 2 0 404 834 736 252 0 2,225 (15)
of which: stage 3 0 0 0 0 0 170 170 (34)
Irrevocable loan commitments 3,018 14,516 8,583 9,302 5,850 104 41,372 (142)
of which: stage 1 3,018 13,589 6,873 8,739 4,676 0 36,894 (74)
of which: stage 2 0 927 1,711 563 1,174 0 4,374 (68)
of which: stage 3 0 0 0 0 0 104 104 0
Forward starting reverse repurchase and securities borrowing agreements 82 150 0 3,015 0 0 3,247 0
Total off-balance sheet financial instruments 6,583 19,289 12,105 16,610 6,840 273 61,700 (205)
Credit lines
Committed unconditionally revocable credit lines 574 13,505 5,958 8,488 11,501 108 40,134 (50)
of which: stage 1 574 12,940 4,517 6,609 10,593 0 35,233 (29)
of which: stage 2 0 565 1,441 1,879 908 0 4,792 (21)
of which: stage 3 0 0 0 0 0 108 108 0
Irrevocable committed prolongation of existing loans 14 1,349 931 632 357 0 3,282 (2)
of which: stage 1 14 1,349 930 630 355 0 3,277 (2)
of which: stage 2 0 1 1 2 1 0 5 0
of which: stage 3 0 0 0 0 0 0 0 0
Total credit lines 588 14,854 6,889 9,119 11,858 109 43,416 (52)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Scenario Sensitivity Analysis Explanatory
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline 100% Upside
100% Mild
downside
100% Severe
downside Weighted average
USD million, except where indicated
Segmentation
Private clients with mortgages (95) (53) (52) (119) (207) (277)
Real estate financing (62) (50) (48) (101) (97) (118)
Large corporate clients (150) (116) (107) (148) (244) (257)
SME clients (65) (56) (55) (71) (91) (117)
Other segments (130) (112) (108) (135) (166) (291)
Total (503) (387) (370) (574) (806) (1,060)

Scenario Sensitivity Analysis Calculation Change Explanatory
USD million Baseline Upside Mild downside Severe downside
Weighted average

Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (1) 0 (29) (9) (4)
+0.50% 1 1 39 11 5
+1.00% 4 2 88 23 14
Unemployment rate (absolute change)
–1.00% (2) (2) (30) (48) (13)
–0.50% (1) (1) (17) (27) (7)
+0.50% 1 1 21 31 8
+1.00% 3 2 47 68 18
Real GDP growth (relative change)
–2.00% 4 2 8 17 10
–1.00% 2 1 4 8 5
+1.00% (1) 0 (10) (8) (4)
+2.00% (2) 0 (14) (16) (7)
House Price Index (relative change)
–5.00% 6 4 50 73 24
–2.50% 3 2 24 34 12
+2.50% (2) (1) (26) (31) (11)
+5.00% (4) (3) (46) (31) (13)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 2 2 5 6 5
–5.00% 1 0 2 3 2
+5.00% (1) 0 (2) (3) (2)
+10.00% (2) 0 (4) (6) (3)

UBS AG
Entity [Table]
Disclosure Of Credit Loss Expense Recovery Explanatory
Credit loss (expense) / release
USD million
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the year ended 31.12.21
Stages 1 and 2 28 62 0 34 0 123
Stage 3 1 24 (1) 0 0 25
Total credit loss (expense) / release 29 86 (1) 34 0 148
For the year ended 31.12.20
Stages 1 and 2 (48) (129) 0 (88) 0 (266)
Stage 3 (40) (128) (2) (217) (42) (429)
Total credit loss (expense) / release (88) (257) (2) (305) (42) (695)
For the year ended 31.12.19
Stages 1 and 2 3 23 0 (4) 0 22
Stage 3 (23) (44) 0 (26) (7) (100)
Total credit loss (expense) / release (20) (21) 0 (30) (7) (78)

Disclosure Of Key Macro Economic Variables Explanatory
Scenario assumptions
One year

Three years cumulative

31.12.21 Upside Baseline
Mild
downside
Severe
downside Upside Baseline
Mild
downside
Severe
downside
Real GDP growth (% change)
United States 9.1 4.4 (0.1) (5.9) 17.8 10.1 1.8 (3.8)
Eurozone 9.4 3.9 (0.1) (8.7) 17.3 7.5 0.9 (10.3)
Switzerland 5.5 2.4 (0.9) (6.6) 13.1 5.8 (0.1) (5.7)
Consumer price index (% change)
United States 3.1 2.2 5.7 (1.2) 9.5 6.3 13.0 0.4
Eurozone 2.3 1.4 4.2 (1.3) 8.0 4.8 10.4 (1.7)
Switzerland 1.8 0.3 3.5 (1.8) 6.1 1.7 9.0 (1.6)
Unemployment rate (end-of-period level, %)
United States 3.0 3.9 6.1 10.9 3.0 3.5 7.2 10.8
Eurozone 6.2 7.4 8.7 12.9 6.0 7.2 9.1 15.1
Switzerland 2.3 2.5 3.4 5.2 1.6 2.3 4.2 5.9
Fixed income: 10-year government bonds (change in yields, basis points)
USD 50.0 16.5 259.2 (50.0) 170.0 41.2 329.2 (15.0)
EUR 40.0 11.1 283.8 (35.0) 140.0 34.9 349.3 (25.0)
CHF 50.0 12.1 245.5 (70.0) 150.0 34.4 307.3 (35.0)
Equity indices (% change)
S&P 500 12.0 14.1 (27.0) (50.2) 35.5 24.7 (21.8) (40.1)
EuroStoxx 50 16.0 12.3 (23.4) (57.6) 41.6 20.7 (19.9) (50.4)
SPI 14.0 12.1 (22.9) (53.6) 37.9 19.1 (19.6) (44.2)
Swiss real estate (% change)
Single-Family Homes

5.1 4.4 (4.3) (17.0) 15.5 7.4 (8.8) (30.0)
Other real estate (% change)
United States (S&P / Case-Shiller) 10.0 3.5 (2.3) (9.5) 21.7 7.1 (8.7) (26.3)
Eurozone (House Price Index) 8.4 5.1 (4.0) (5.4) 17.8 9.6 (7.6) (10.8)

Scenario assumptions
One year

Three years cumulative

31.12.20 Baseline Severe downside Baseline Severe downside
Real GDP growth (% change)
United States 2.7 (5.9) 9.1 (3.8)
Eurozone 2.5 (8.7) 9.9 (10.3)
Switzerland 3.3 (6.6) 9.0 (5.7)
Consumer price index (% change)
United States 1.7 (1.2) 5.5 0.4
Eurozone 1.4 (1.3) 3.9 (1.7)
Switzerland 0.3 (1.8) 0.9 (1.6)
Unemployment rate (end-of-period level, %)
United States 5.5 12.1 4.5 9.9
Eurozone 9.5 14.1 8.0 16.4
Switzerland 3.8 6.1 3.2 6.8
Fixed income: 10-year government bonds (change in yields, basis points)
USD 22.0 (50.0) 46.0 (15.0)
EUR 4.0 (35.0) 21.0 (25.0)
CHF 13.0 (70.0) 31.0 (35.0)
Equity indices (% change)
S&P 500 (2.9) (50.2) (1.7) (40.1)
EuroStoxx 50 3.8 (57.6) 13.5 (50.4)
SPI (0.8) (53.6) 5.8 (44.2)
Swiss real estate (% change)
Single-Family Homes

3.4 (17.0) 7.1 (30.0)
Other real estate (% change)
United States (S&P / Case-Shiller) 2.5 (15.3) 9.2 (28.7)
Eurozone (House Price Index) 1.1 (22.9) 7.2 (35.4)

Disclosure Of Credit Risk Exposure Movement Explanatory
Development of ECL allowances and

provisions
USD million Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2020 (1,468) (306) (333) (829)
Net movement from new and derecognized transactions
1
(59) (72) 13 0
of which: Private clients with mortgages (7) (10) 3 0
of which: Real estate financing (7) (11) 4 0
of which: Large corporate clients (13) (21) 7 0
of which: SME clients (8) (8) 0 0
of which: Other (24) (23) (2) 0

of which: Financial intermediaries and hedge funds
(21) (18) (4) 0

of which: Loans to financial advisors
0 (1) 1 0
Remeasurements with stage transfers
2
(40) 8 0 (49)
of which: Private clients with mortgages (9) 4 (13) 0
of which: Real estate financing (3) 1 (4) 0
of which: Large corporate clients 2 (2) 12 (8)
of which: SME clients (27) 5 4 (36)
of which: Other (3) 0 2 (4)

of which: Financial intermediaries and hedge funds
2 (1) 3 0

of which: Loans to financial advisors
0 1 (1) 0
Remeasurements without stage transfers
3
203 55 74 74
of which: Private clients with mortgages 33 8 26 (1)
of which: Real estate financing 30 13 13 3
of which: Large corporate clients 44 5 21 17
of which: SME clients 53 (1) 1 53
of which: Other 44 29 14 2

of which: Financial intermediaries and hedge funds
27 15 12 0

of which: Loans to financial advisors
6 8 1 (3)
Model changes
4
45 29 16 0
Movements with profit or loss impact
5
148 19 104 25
Movements without profit or loss impact (write-off, FX and other)
6
154 5 9 141
Balance as of 31 December 2021 (1,165) (282) (220) (662)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward

-looking macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes.

6 Represents the

decrease in

allowances and

provisions resulting

from write-offs

of the ECL

allowance against

the gross carrying

amount when all

or part of

a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Development of ECL allowances and

provisions
USD million Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2019 (1,029) (181) (160) (688)
Net movement from new and derecognized transactions
1
(28) (90) 17 46
of which: Private clients with mortgages (2) (3) 2 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients (32) (29) (4) 0
of which: SME clients (16) (14) (3) 0
of which: Other 26 (39) 20 46

of which: Securities financing transactions REIT
32 (1) 15 17

of which: Loans to financial advisors
9 (1) 9 0

of which: Lombard loans
23 (6) 0 29

of which Financial intermediaries

(20) (15) (5) 0
Remeasurements with stage transfers
2
(427) 45 (134) (338)
of which: Private clients with mortgages (19) (2) (17) 0
of which: Real estate financing (6) 3 (9) 0
of which: Large corporate clients (224) 34 (83) (175)
of which: SME clients (43) (1) (11) (31)
of which: Other (134) 11 (14) (131)

of which: Securities financing transactions REIT
(36) 0 (18) (19)

of which: Loans to financial advisors
(12) 7 (7) (11)

of which: Lombard loans
(36) 0 0 (36)

of which Commodity trade finance
(59) 0 0 (59)
Remeasurements without stage transfers
3
(271) (88) (47) (136)
of which: Private clients with mortgages (34) (19) (8) (7)
of which: Real estate financing (14) (4) (11) 1
of which: Large corporate clients (149) (53) (17) (79)
of which: SME clients (13) 0 (7) (6)
of which: Other (60) (11) (4) (44)

of which: Loans to financial advisors
(18) (12) (3) (3)

of which: Lombard loans
(3) 6 0 (9)

of which: Credit cards
(12) 0 0 (12)
Model changes
4
32 21 11 0
Movements with profit or loss impact
5
(694) (112) (154) (429)
Movements without profit or loss impact (write-off, FX and other)
6
254 (14) (19) 287
Balance as of 31 December 2020 (1,468) (306) (333) (829)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial

instruments (including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward

-looking macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes.

6 Represents the

decrease in

allowances and

provisions resulting

from write-offs

of the ECL

allowance against

the gross carrying

amount when all

or part of

a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Disclosure Of Credit Risk Exposure Categories Explanatory
ECL stage 2 ("significant deterioration

in credit risk”) allowances / provisions as of 31 December

2021 – classification by trigger
USD million Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
On-and off-balance sheet

(220) (158) (22) (39)
of which: Private clients with mortgages (71) (54) 0 (17)
of which: Real estate financing (43) (38) 0 (4)
of which: Large corporate clients (55) (40) (15) 0
of which: SME clients (30) (19) (7) (4)
of which: Financial intermediaries and hedge funds (6) (6) 0 0 of which: Loans to financial advisors (3) 0 0 (3)
of which: Credit cards (11) 0 0 (11)
of which: Other (1) (1) 0 0

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit risk

31.12.21
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by securities
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 192.8

192.8
Loans and advances to banks
4
15.4 0.1

0.1 15.1
Receivables from securities financing transactions 75.0 0.0 68.0 6.9

0.0
Cash collateral receivables on derivative instruments
5,6
30.5

18.4

12.1
Loans and advances to customers
7
398.7 38.2 128.7 191.3 20.2

4.0 16.4
Other financial assets measured at amortized cost 26.2 0.2 0.1 0.0 1.3

24.7
Total financial assets measured at amortized cost 738.6 38.4 196.9 191.3 28.4 18.4 0.0 4.0 261.1
Financial assets measured at fair value

through other comprehensive income – debt 8.8

8.8
Total maximum exposure to credit risk

reflected on the balance sheet in scope of ECL 747.5 38.4 196.9 191.3 28.4 18.4 0.0 4.0 270.0
Guarantees
8
20.9 1.3 6.5 0.2 2.5

2.3 8.1
Loan commitments
8
39.4 0.5 4.0 2.4 7.3

0.3 1.7 23.1
Forward starting transactions, reverse repurchase
and securities borrowing agreements 1.4

1.4

0.0
Committed unconditionally revocable credit lines 42.3 0.3 9.0 6.2 3.9

0.5 22.5
Total maximum exposure to credit risk not

reflected on the balance sheet, in scope of ECL 104.1 2.2 20.9 8.7 13.7 0.0 0.3 4.5 53.7
31.12.20
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by securities
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 158.2

158.2
Loans and advances to banks
4
15.3 0.1

15.2
Receivables from securities financing transactions 74.2 0.0 67.1

7.0

0.0
Cash collateral receivables on derivative instruments
5,6
32.7

21.1

11.6
Loans and advances to customers
7
381.0 27.0 118.2 194.6 21.7

0.0 4.4 15.1
Other financial assets measured at amortized cost 27.2 0.1 0.2 0.0 1.3

25.5
Total financial assets measured at amortized cost 688.7 27.2 185.7 194.6 30.1 21.1 0.0 4.4 225.6
Financial assets measured at fair value

through other comprehensive income – debt 8.3

8.3
Total maximum exposure to credit risk

reflected on the balance sheet in scope of ECL 697.0 27.2 185.7 194.6 30.1 21.1 0.0 4.4 233.9
Guarantees
8
17.0 0.7 5.0 0.2 1.7

2.5 7.0
Loan commitments
8
41.2 0.0 4.2 2.1 6.8

0.4 2.4 25.3
Forward starting transactions, reverse repurchase
and securities borrowing agreements 3.2

3.2

0.0
Committed unconditionally revocable credit lines 42.0 0.1 10.3 6.2 2.7

0.0 22.7
Total maximum exposure to credit risk not

reflected on the balance sheet, in scope of ECL 103.5 0.8 22.7 8.5 11.2 0.0 0.4 4.9 54.9
1 Of which: USD 1,443

million for 31 December 2021 (31 December 2020: USD
1,983

million) relates to total credit-impaired financial assets measured at amortized cost and USD
130

million for 31 December 2021
(31 December 2020: USD 154

million) to total off-balance sheet

financial instruments and credit lines

for credit-impaired positions.

2 Collateral arrangements generally

incorporate a range of

collateral, including
cash, securities, real

estate and other collateral.

UBS AG applies

a risk-based approach

that generally prioritizes

collateral according to

its liquidity profile.

3 Includes but is not

limited to life insurance

contracts,
inventory, mortgage loans, gold and other commodities.

4 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients.

5 Included within Cash collateral

receivables on derivative instruments are

margin balances due from exchanges or

clearing houses. Some of

these margin balances reflect amounts transferred

on
behalf

of

clients

who

retain

the

associated

credit

risk.

6 The

amount

shown

in

the

“Netting”

column

represents

the

netting

potential

not

recognized

on

the

balance

sheet.

Refer

to

Note 22

for

more
information.

7 In 2021, the collateral allocation

was updated to reflect

additional cash collateral and

custody accounts that are also

available

as security for certain

on-balance sheet lending. This

resulted in an
increase in loans secured by cash, with an offsetting reduction in loans secured by real estate and loans secured by securities.

8 The amount shown in the “Guarantees” column includes sub-participations.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating

category
USD million 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 191,015 1,802 0 0 0 0 192,817 0 192,817 of which: stage 1 191,015 1,802 0 0 0 0 192,817 0 192,817
Loans and advances to banks 407 12,552 1,123 795 490 1 15,368 (8) 15,360 of which: stage 1 407 12,552 1,098 795 488 0 15,340 (7) 15,333 of which: stage 2 0 0 24 0 2 0 27 (1) 26
of which: stage 3 0 0 0 0 0 1 1 0 1
Receivables from securities financing transactions

34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
of which: stage 1 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
Cash collateral receivables on derivative instruments 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514 of which: stage 1 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
Loans and advances to customers 5,295 232,663 67,620 70,394 21,423 2,148 399,543 (850) 398,693
of which: stage 1 5,295 231,583 65,083 63,298 16,362 0 381,622 (126) 381,496
of which: stage 2 0 1,080 2,536 7,096 5,061 0 15,773 (152) 15,620 of which: stage 3 0 0 0 0 0 2,148 2,148 (572) 1,577
Other financial assets measured at amortized cost 12,564 6,705 321 6,097 394 264 26,346 (109) 26,236 of which: stage 1 12,564 6,696 307 5,887 317 0 25,772 (27) 25,746 of which: stage 2 0 10 13 209 77 0 309 (7) 302
of which: stage 3 0 0 0 0 0 264 264 (76) 189
Total financial assets measured at amortized cost 251,133 278,465 85,424 98,372 23,793 2,414 739,601 (969) 738,632
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 3,996 4,771 0 77 0 0 8,844 0 8,844
Total on-balance sheet financial instruments 255,130 283,236 85,424 98,449 23,793 2,414 748,445 (969) 747,477

Financial assets subject to credit risk by rating

category
USD million 31.12.20
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 156,250 1,981 0 0 0 0 158,231 0 158,231 of which: stage 1 156,250 1,981 0 0 0 0 158,231 0 158,231
Loans and advances to banks 543 12,029 1,344 1,182 260 1 15,360 (16) 15,344 of which: stage 1 543 11,974 1,277 1,145 231 0 15,170 (9) 15,160 of which: stage 2 0 55 67 37 29 0 189 (5) 184
of which: stage 3 0 0 0 0 0 1 1 (1) 0
Receivables from securities financing transactions

22,998 16,009 15,367 17,995 1,842 0 74,212 (2) 74,210
of which: stage 1 22,998 16,009 15,367 17,995 1,842 0 74,212 (2) 74,210
Cash collateral receivables on derivative instruments 8,196 13,477 7,733 3,243 88 0 32,737 0 32,737 of which: stage 1 8,196 13,477 7,733 3,243 88 0 32,737 0 32,737
Loans and advances to customers 5,813 215,755 67,270 69,217 21,038 2,943 382,036 (1,060) 380,977
of which: stage 1 5,813 214,418 63,000 59,447 15,860 0 358,538 (142) 358,396
of which: stage 2 0 1,338 4,269 9,770 5,178 0 20,556 (215) 20,341 of which: stage 3 0 0 0 0 0 2,943 2,943 (703) 2,240
Other financial assets measured at amortized cost 15,404 4,043 280 6,585 481 560 27,352 (133) 27,219 of which: stage 1 15,404 4,040 269 6,334 389 0 26,435 (34) 26,401 of which: stage 2 0 3 11 251 91 0 357 (9) 348
of which: stage 3 0 0 0 0 0 560 560 (90) 469
Total financial assets measured at amortized cost 209,204 263,295 91,993 98,223 23,709 3,505 689,929 (1,211) 688,717
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 3,212 5,014 0 32 0 0 8,258 0 8,258
Total on-balance sheet financial instruments 212,417 268,309 91,993 98,255 23,709 3,505 698,187 (1,211) 696,976

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected

credit loss by rating category
USD million 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off -
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

4,457 7,064 4,535 3,757 1,009 150 20,972 (41)
of which: stage 1 4,457 7,037 4,375 3,075 752 0 19,695 (18)
of which: stage 2 0 27 160 682 258 0 1,127 (8)
of which: stage 3 0 0 0 0 0 150 150 (15)
Irrevocable loan commitments 2,797 14,183 7,651 8,298 6,502 46 39,478 (114)
of which: stage 1 2,797 13,917 7,416 7,127 5,840 0 37,097 (72)
of which: stage 2 0 266 235 1,171 663 0 2,335 (42)
of which: stage 3 0 0 0 0 0 46 46 0
Forward starting reverse repurchase and securities borrowing agreements 0 0 55 1,389 0 0 1,444 0
Total off balance sheet financial instruments 7,254 21,247 12,241 13,444 7,512 196 61,894 (155)
Credit lines
Committed unconditionally revocable credit lines 2,636 16,811 8,627 10,130 4,107 63 42,373 (38)
of which: stage 1 2,636 16,467 8,304 8,724 3,671 0 39,802 (28)
of which: stage 2 0 344 323 1,406 436 0 2,508 (10)
of which: stage 3 0 0 0 0 0 63 63 0
Irrevocable committed prolongation of existing loans 17 2,438 1,422 1,084 602 48 5,611 (3)
of which: stage 1 17 2,438 1,422 1,082 568 0 5,527 (3)
of which: stage 2 0 0 0 1 34 0 36 0
of which: stage 3 0 0 0 0 0 48 48 0
Total credit lines 2,653 19,249 10,049 11,214 4,709 111 47,984 (41)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD million 31.12.20
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off -
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

3,482 4,623 3,522 4,293 991 170 17,081 (63)
of which: stage 1 3,482 4,219 2,688 3,558 739 0 14,687 (14)
of which: stage 2 0 404 834 736 252 0 2,225 (15)
of which: stage 3 0 0 0 0 0 170 170 (34)
Irrevocable loan commitments 3,018 14,516 8,583 9,302 5,850 104 41,372 (142)
of which: stage 1 3,018 13,589 6,873 8,739 4,676 0 36,894 (74)
of which: stage 2 0 927 1,711 563 1,174 0 4,374 (68)
of which: stage 3 0 0 0 0 0 104 104 0
Forward starting reverse repurchase and securities borrowing agreements 82 150 0 3,015 0 0 3,247 0
Total off balance sheet financial instruments 6,583 19,289 12,105 16,610 6,840 273 61,700 (205)
Credit lines
Committed unconditionally revocable credit lines 574 15,448 5,958 8,488 11,501 108 42,077 (50)
of which: stage 1 574 14,883 4,517 6,609 10,593 0 37,176 (29)
of which: stage 2 0 565 1,441 1,879 908 0 4,792 (21)
of which: stage 3 0 0 0 0 0 108 108 0
Irrevocable committed prolongation of existing loans 14 1,349 931 632 357 0 3,282 (2)
of which: stage 1 14 1,349 930 630 355 0 3,277 (2)
of which: stage 2 0 1 1 2 1 0 5 0
of which: stage 3 0 0 0 0 0 0 0 0
Total credit lines 588 16,797 6,889 9,119 11,858 109 45,359 (52)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Scenario Sensitivity Analysis Explanatory
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline 100% Upside
100% Mild
downside
100% Severe
downside Weighted average
USD million, except where indicated
Segmentation
Private clients with mortgages (95) (53) (52) (119) (207) (277)
Real estate financing (62) (50) (48) (101) (97) (118)
Large corporate clients (150) (116) (107) (148) (244) (257)
SME clients (65) (56) (55) (71) (91) (117)
Other segments (130) (112) (108) (135) (166) (291)
Total (503) (387) (370) (574) (806) (1,060)

Scenario Sensitivity Analysis Calculation Change Explanatory
USD million Baseline Upside Mild downside Severe downside
Weighted average

Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (1) 0 (29) (9) (4)
+0.50% 1 1 39 11 5
+1.00% 4 2 88 23 14
Unemployment rate (absolute change)
–1.00% (2) (2) (30) (48) (13)
–0.50% (1) (1) (17) (27) (7)
+0.50% 1 1 21 31 8
+1.00% 3 2 47 68 18
Real GDP growth (relative change)
–2.00% 4 2 8 17 10
–1.00% 2 1 4 8 5
+1.00% (1) 0 (10) (8) (4)
+2.00% (2) 0 (14) (16) (7)
House Price Index (relative change)
–5.00% 6 4 50 73 24
–2.50% 3 2 24 34 12
+2.50% (2) (1) (26) (31) (11)
+5.00% (4) (3) (46) (31) (13)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 2 2 5 6 5
–5.00% 1 0 2 3 2
+5.00% (1) 0 (2) (3) (2)
+10.00% (2) 0 (4) (6) (3)